SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated VIE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Current Assets:
Cash and cash equivalents	$ 10,925,208	$ 57,372,128
Accounts receivable and contract assets, net	1,884	418,639
Loans receivable, net - current	14,190,488	36,554,913
Interest receivable	25,318
Prepayments and other assets	1,197,568	3,334,965
TOTAL CURRENT ASSETS	49,924,486	97,680,645
Loans receivable, net - non-current	16,979,338	39,810,461
Property, equipment and software, net	890,807	1,253,723
Deferred tax assets, net		3,721,177
Right-of-use assets	750,499
Other receivable - non-current	8,237,346
TOTAL ASSETS	78,382,476	173,255,842
Current Liabilities
Accrued expenses and other current liabilities	2,918,416	2,791,099
Deferred revenue - current	124,682	110,726
Taxes payable	6,350,723	9,371,530
Lease liabilities - current	778,039
TOTAL CURRENT LIABILITIES	10,171,860	26,562,726
Deferred revenue - non-current	96,228	189,958
Lease liabilities - non-current	13,499
TOTAL LIABILITIES	30,281,587	46,752,684
Net revenues	11,435,060	61,330,504	$ 107,257,841
Net (loss) income	(71,198,379)	5,532,581	65,481,973
Net cash (used in) provided by operating activities	(55,865,720)	(1,731,075)	87,723,007
Net cash provided by (used in) investing activities	12,775,363	(68,106,557)	(27,623,791)
Net cash provided by (used in) financing activities	(3,965,199)	(29,377)	47,516,258
Consolidated VIEs
Current Assets:
Cash and cash equivalents	5,352,618	19,048,168
Accounts receivable and contract assets, net	1,884	418,639
Loans receivable, net - current	12,532,749	36,540,627
Interest receivable	25,318
Prepayments and other assets	1,037,481	2,928,471
Other receivable - current	23,609,338
TOTAL CURRENT ASSETS	42,559,388	58,935,905
Loans receivable, net - non-current	14,164,192	39,760,643
Property, equipment and software, net	890,807	1,253,723
Deferred tax assets, net		3,721,177
Right-of-use assets	750,499
Other receivable - non-current	8,237,346
TOTAL ASSETS	66,602,232	103,671,448
Current Liabilities
Accrued expenses and other current liabilities	2,021,659	2,048,601
Deferred revenue - current	124,682	110,726
Taxes payable	6,410,743	9,359,828
Lease liabilities - current	778,039
TOTAL CURRENT LIABILITIES	9,335,123	11,519,155
Deferred revenue - non-current	96,228	189,958
Lease liabilities - non-current	13,499
TOTAL LIABILITIES	9,444,850	11,709,113
Net revenues	3,945,668	61,145,315	107,257,841
Net (loss) income	(34,937,933)	14,570,310	68,124,874
Net cash (used in) provided by operating activities	(65,068,631)	721,269	92,794,537
Net cash provided by (used in) investing activities	46,074,236	$ (51,541,988)	(27,623,791)
Net cash provided by (used in) financing activities	$ 123,671		$ (2,447,161)